Investment Objectives and Goals	Mar. 31, 2025
Macquarie Asset Strategy Fund
Objective	What is the Fund’s investment objective?
Objective, Primary	Macquarie Asset Strategy Fund seeks to provide total return.
Macquarie Balanced Fund
Objective	What is the Fund’s investment objective?
Objective, Primary	Macquarie Balanced Fund seeks to provide total return through a combination of capital appreciation and current income.
Macquarie Core Equity Fund
Objective	What is the Fund’s investment objective?
Objective, Primary	Macquarie Core Equity Fund seeks to provide capital growth and appreciation.
Macquarie Global Growth Fund
Objective	What is the Fund’s investment objective?
Objective, Primary	Macquarie Global Growth Fund seeks to provide growth of capital.
Macquarie International Core Equity Fund
Objective	What is the Fund’s investment objective?
Objective, Primary	Macquarie International Core Equity Fund seeks to provide capital growth and appreciation.
Macquarie Large Cap Growth Fund
Objective	What is the Fund’s investment objective?
Objective, Primary	Macquarie Large Cap Growth Fund seeks to provide growth of capital.
Macquarie Mid Cap Growth Fund
Objective	What is the Fund’s investment objective?
Objective, Primary	Macquarie Mid Cap Growth Fund seeks to provide growth of capital.
Macquarie Mid Cap Income Opportunities Fund
Objective	What is the Fund’s investment objective?
Objective, Primary	Macquarie Mid Cap Income Opportunities Fund seeks to provide total return through a combination of current income and capital appreciation.
Macquarie Smid Cap Core Fund
Objective	What is the Fund’s investment objective?
Objective, Primary	Macquarie Smid Cap Core Fund seeks to provide capital appreciation.
Macquarie Small Cap Growth Fund
Objective	What is the Fund’s investment objective?
Objective, Primary	Macquarie Small Cap Growth Fund seeks to provide growth of capital.
Macquarie Systematic Emerging Markets Equity Fund
Objective	What is the Fund’s investment objective?
Objective, Primary	Macquarie Systematic Emerging Markets Equity Fund seeks to provide growth of capital.
Macquarie Climate Solutions Fund
Objective	What is the Fund’s investment objective?
Objective, Primary

Macquarie Climate Solutions Fund seeks to provide capital growth while also seeking to invest in companies committed to reducing greenhouse gas (GHG) emissions within their operations and/or through the products or services they offer.

Macquarie Natural Resources Fund
Objective	What is the Fund’s investment objective?
Objective, Primary	Macquarie Natural Resources Fund seeks to provide capital growth and appreciation.
Macquarie Real Estate Securities Fund
Objective	What is the Fund’s investment objective?
Objective, Primary	Macquarie Real Estate Securities Fund seeks to provide total return through capital appreciation and current income.
Macquarie Science and Technology Fund
Objective	What is the Fund’s investment objective?
Objective, Primary	Macquarie Science and Technology Fund seeks to provide growth of capital.
Macquarie Global Bond Fund
Objective	What is the Fund’s investment objective?
Objective, Primary	Macquarie Global Bond Fund seeks to provide a combination of current income and capital appreciation.
Macquarie High Income Fund
Objective	What is the Fund’s investment objective?
Objective, Primary	Macquarie High Income Fund seeks to provide total return through a combination of high current income and capital appreciation.